Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Respective Useful Lives of property, plant and equipment
Useful life

Buildings	20 to 40 years

Machinery and other equipment

Machinery and equipment	7 to 20 years

Furniture and vehicles	5 to 10 years

Computer hardware	3 to 7 years

Respective Useful Lives of Available-for-Use Intangible Assets
	Useful life	Income statement location for amortization and impairment charges

Currently marketed products	5 to 20 years	"Cost of goods sold"

Marketing know-how	25 years	"Cost of goods sold"

Technologies	10 to 20 years	"Cost of goods sold" or "Research and development"

Other (including computer software)	3 to 7 years	In the respective functional expense

Alcon brand name	Not amortized, indefinite useful life	"Other expense"